Intangible Assets (Details) - Schedule of estimated annual amortization expense - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of estimated annual amortization expense [Abstract]
2021 (remainder)	$ 195,594	$ 397,988
2022	391,188	392,321
2023	391,188	391,188
2024	391,173	391,173
2025	258,169	258,169
Thereafter	2,062,561	$ 2,062,561
Total	$ 3,689,873